Income Tax (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of deferred income taxes [Abstract]
Net operating loss carry forward	$ 13,170	$ 12,607
Research and development expenses	820	801
Valuation of financial instruments	(10)
Less – valuation allowance	(13,980)	(13,408)	$ (10,923)	$ (11,155)
Net deferred tax assets